Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Equity Awards

Other than with respect to new hire awards, Former TechTarget typically granted RSU awards once per year to a select group of employees, typically in July/August and/or December. The Company does not currently grant awards of stock options, stock appreciation rights, or similar option-like instruments. The Company does not have any specific policy or practice on the timing of equity awards in relation to the disclosure of material nonpublic information by the Company. During 2024, neither the Board nor the Compensation Committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Other than with respect to new hire awards, Former TechTarget typically granted RSU awards once per year to a select group of employees, typically in July/August and/or December.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false